Notes to the consolidated statements of income - Personnel expenses (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Personnel expenses
thereof retirement benefits	€ 10,002,000	€ 9,892,000